World Omni Auto Receivables Trust 2016-A

Asset-Backed Notes, Series 2016-A

Sample Receivables Agreed-Upon Procedures

Report To:

World Omni Auto Receivables LLC

World Omni Financial Corp.

Mitsubishi UFJ Securities (USA), Inc.

Barclays Capital Inc.

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

8 March 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Receivables LLC

World Omni Financial Corp.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

Mitsubishi UFJ Securities (USA), Inc.

1251 Avenue of the Americas, 6th Floor

New York, New York 10020

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, New York 10179

Wells Fargo Securities, LLC

550 S. Tyron Street

Charlotte, North Carolina 28202

Re:	World Omni Auto Receivables Trust 2016-A Asset-Backed Notes, Series 2016-A (the “Notes”) Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist World Omni Auto Receivables LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts used to finance new and used automobiles and light-duty trucks (the “Receivables”) relating to the World Omni Auto Receivables Trust 2016-A securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, World Omni Financial Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:

i.	“WOR2016A.txt” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain fixed rate retail installment sale contracts used to finance new and used automobiles and light-duty trucks (the “Preliminary Base Receivables”) as of 10 February 2016,

ii.	“WOR2016A_2.txt” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Base Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain fixed rate retail installment sale contracts used to finance new and used automobiles and light-duty trucks (the “Base Receivables”) as of 24 February 2016 and

iii.	“Make and Model Mapping Toyota.xlsx” (the “Vehicle and Manufacturer Type Mapping File,” together with the Provided Data Files, the “Provided Files”) that the Sponsor, on behalf of the Depositor, indicated contains decode information related to the:

a)	Vehicle type corresponding to the model of each Preliminary Receivable (as defined in Attachment A) and Receivable, as shown on the Base Data File and Updated Data File (respectively, and both as defined in Attachment A) and

b)	Manufacturer corresponding to the make of each Preliminary Receivable and Receivable, as shown on the Base Data File and Updated Data File, respectively,

b.	Information, assumptions and methodologies (the “FICO Score Methodology”) that the Sponsor, on behalf of the Depositor, indicated are related to the calculation of the FICO score for each Preliminary Receivable and Receivable, which are shown on Exhibit 1 to Attachment A,

c.	Imaged copies of:

i.	The retail installment sale contract and retail installment sale contract correction notice, if applicable (collectively, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s computerized loan servicing system (the “System Screen Shots”),

iii.	The title, electronic title or application for title (collectively, the “Title”),

iv.	The agreement to furnish an insurance policy, the agreement to provide insurance or the agreement to provide accidental physical damage insurance (collectively, the “Insurance Agreement”) and

v.	The completed credit application (the “Credit Application,” together with the Contract, System Screen Shots, Title and Insurance Agreement, the “Source Documents”)

relating to each Sample Receivable (as defined in Attachment A),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Final Data File (both as defined in Attachment A), which are listed on Exhibit 2 to Attachment A and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Files, FICO Score Methodology, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Base Data File, Preliminary Data File, Updated Data File or Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Files, FICO Score Methodology, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Base Receivables, Preliminary Receivables, Base Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 March 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we removed the Preliminary Base Receivables from the Preliminary Base Data File that did not have an ABS_ID value of “292,” as shown on the Preliminary Base Data File. The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Depositor, indicated that the fixed rate retail installment sale contracts on the Base Data File (the “Preliminary Receivables”) are expected to be representative of the Receivables.

2.	As instructed by the Sponsor, on behalf of the Depositor, using:

a.	Information on the Vehicle and Manufacturer Type Mapping File and

b.	The FICO Score Methodology

we appended the information on the Base Data File with the corresponding:

i.	Vehicle type and manufacturer and

ii.	FICO score, which we calculated using the FICO Score Methodology,

for each Preliminary Receivable on the Base Data File.

The Base Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 135 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Preliminary Data File.

4.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, certain of the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained truth-in-lending disclosure information.

c.	We observed that “World Omni Financial Corp.” or “World Omni Finance Corp.” was the named lien holder or owner on the Title, or that the lien holder had assigned the vehicle securing the Sample Receivable to “World Omni Financial Corp.” or “World Omni Finance Corp.” on the Title.

d.	We observed the existence of an Insurance Agreement.

e.	We observed the existence of a Credit Application.

5.	As instructed by the Sponsor, on behalf of the Depositor, we removed the Base Receivables from the Data File that did not have an ABS_ID value of “292,” as shown on the Data File. The Data File, as adjusted, is hereinafter referred to as the “Updated Data File.” The Sponsor, on behalf of the Depositor, indicated that the fixed rate retail installment sale contracts on the Updated Data File are the Receivables.

6.	As instructed by the Sponsor, on behalf of the Depositor, using:

a.	Information on the Vehicle and Manufacturer Type Mapping File and

b.	The FICO Score Methodology

we appended the information on the Updated Data File with the corresponding:

i.	Vehicle type and manufacturer and

Attachment A Page 2 of 2

ii.	FICO score, which we calculated using the FICO Score Methodology, subject to the instruction provided by the Sponsor, on behalf of the Depositor, which is described in the final paragraph of this item 6., for each Receivable on the Updated Data File.

The Updated Data File, as appended, is hereinafter referred to as the “Final Data File.”

For the purpose of using the FICO Score Methodology for this procedure, the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Base Data File” and “Preliminary Receivables” in the FICO Score Methodology with “Updated Data File” and “Receivables,” respectively.

7.	For each fixed rate retail installment sale contract on the Preliminary Data File, we compared the account number (the “Account Number”) on the Preliminary Data File to the corresponding Account Number on the Final Data File and noted that:

a.	2,665 of the Receivables included on the Final Data File were not included on the Preliminary Data File,

b.	651 of the Preliminary Receivables included on the Preliminary Data File were not included on the Final Data File (the “Removed Preliminary Receivables”) and

c.	Four of the Removed Preliminary Receivables were Sample Receivables.

8.	For the 131 Sample Receivables on the Final Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on the Final Data File. All such compared information was in agreement.

Exhibit 1 to Attachment A

FICO Score Methodology

For the purpose of determining the FICO score for each Preliminary Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the applicant’s FICO score, as shown on the Base Data File, as the FICO score for Preliminary Receivables with an applicant’s FICO score value that is greater than “0,” as shown on the Base Data File,

b.	Use the co-applicant’s FICO score, as shown on the Base Data File, as the FICO score for Preliminary Receivables with an applicant’s FICO score value of “0” and a co-applicant’s FICO score value that is greater than “0,” both as shown on the Base Data File, and

c.	Use a value of “0” as the FICO score for the Preliminary Receivables with an applicant’s FICO score value of “0” and a co-applicant’s FICO score value of “0,” both as shown on the Base Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the methodology provided by the Sponsor, on behalf of the Depositor, that is described above.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Customer name	Contract	i.
Customer state	Contract or System Screen Shots	ii., iii.
New/used indicator	Contract
Make	Contract	iv., v.
Model	Contract	iv., v.
Contract interest rate	Contract	vi.
Original contract amount	(a) Contract or (b) Contract and recalculation	vii.
Monthly payment amount	Contract
Original term	Contract or System Screen Shots	viii., ix.
FICO score	System Screen Shots	x., xi.

Notes:

i.	For the purpose of comparing the customer name Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation and spelling.

ii.	For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable number 76), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iii.	For the purpose of comparing the customer state Sample Characteristic for Sample Receivable number 76, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.	For the purpose of comparing the make and model Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to spelling, abbreviation or truncation.

Exhibit 2 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the make and model Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a make and model value of “SCION” and “TC,” respectively as shown on the Preliminary Data File, for Sample Receivable numbers 17 and 106 if the corresponding make and model values are “TOYOTA” and “SCION,” respectively, as shown on the Contract.

vi.	For the purpose of comparing the contract interest rate Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraph of this note vi.), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown on the Contract.

For the purpose of comparing the contract interest rate Sample Characteristic for Sample Receivables with a dealership state value of “FL” or “GA” and a loan processing fee (prepaid finance charge) value other than “N/A,” both as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to use the base rate, as shown on the Contract.

vii.	For the purpose of comparing the original contract amount Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraphs of this note vii.), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original contract amount Sample Characteristic for Sample Receivables with a dealership state value of “FL” or “GA” and a loan processing fee (prepaid finance charge) value other than “N/A,” both as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original contract amount by adding the:

a.	Loan processing fee (prepaid finance charge) and

b.	Amount financed,

both as shown on the Contract.

Additionally, for the purpose of comparing the original contract amount Sample Characteristic for Sample Receivables with a contract interest rate value of “0.00%,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

viii.	For the purpose of comparing the original term Sample Characteristic for each Sample Receivable (except for Sample Receivable number 60), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

ix.	For the purpose of comparing the original term Sample Characteristic for Sample Receivable number 60, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the Equifax value, as shown on the System Screen Shots.

xi.	For Sample Receivables with a FICO score value of “0,” as shown on the Preliminary Data File (the “Zero FICO Score Sample Receivables”), we were instructed by the Sponsor, on behalf of the Depositor, not to perform any procedures on the FICO score Sample Characteristic.

The Sponsor, on behalf of the Depositor, provided the below explanation as the reason the Zero FICO Score Sample Receivables have a FICO score value of “0,” as shown on the Preliminary Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information below that was provided by the Sponsor, on behalf of the Depositor.  In the paragraph below, all references to “we” refer to the Sponsor.

“This account was a payoff and delete which was rebooked due a booking discrepancy. When we rebook accounts the FICO is not pulled again which is why it shows up as a “0” on data tape.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

86	Customer name	[Redacted]	[Redacted]